1933 Act
                                                                    Rule 497(j)




                                       May 14, 1998



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
        PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
        (FLEX EDGE SUCCESS/JOINT EDGE)
        REGISTRATION NO. 33-23251

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 30, 1998.

                                       Very truly yours,
                                       PHOENIX HOME LIFE MUTUAL INSURANCE
                                       COMPANY


                                       /s/ Edwin L. Kerr
                                       Edwin L. Kerr, Counsel

                                                                       1933 Act
                                                                    Rule 497(j)




                                       May 14, 1998



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
        PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY (FLEX EDGE)
        REGISTRATION NO. 33-23251

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 30, 1998.

                                       Very truly yours,
                                       PHOENIX HOME LIFE MUTUAL INSURANCE
                                       COMPANY


                                       /s/ Edwin L. Kerr
                                       Edwin L. Kerr, Counsel